Income Tax - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PPE and Leasehold Improvement [Member]
Schedule of Deferred Tax Assets (Liabilities) [Line Items]
Balance as of beginning	$ (1,028)	$ (942)
Charged to statement of operations	89,222	(86)
Foreign exchange alignment	151
Balance as of ending	88,345	(1,028)
Intangible assets [Member]
Schedule of Deferred Tax Assets (Liabilities) [Line Items]
Balance as of beginning	(42,234)	(56,085)
Charged to statement of operations	(138,351)	13,851
Foreign exchange alignment	(448)
Balance as of ending	(181,033)	(42,234)
Allowance of expected credit loss
Schedule of Deferred Tax Assets (Liabilities) [Line Items]
Balance as of beginning
Charged to statement of operations	331,156
Foreign exchange alignment	582
Balance as of ending	331,738
Tax loss [Member]
Schedule of Deferred Tax Assets (Liabilities) [Line Items]
Balance as of beginning	(43,262)	(57,027)
Charged to statement of operations	363,109	13,765
Foreign exchange alignment	427
Balance as of ending	$ 320,274	$ (43,262)